UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2021

Date of reporting period: 09/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
September 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund

Dear Shareholder,
The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United
States began the reporting period as the initial reopening-led economic rebound was beginning to slow.
Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected
U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
9.18% 30.00%
U.S. small cap equities
(Russell 2000
®
Index)
(0.25) 47.68
International equities
(MSCI Europe, Australasia,
Far East Index)
4.70 25.73
Emerging market equities
(MSCI Emerging Markets
Index)
(3.45) 18.20
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
2.92 (6.22)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
1.88 (0.90)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 2.71
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
3.65 11.27
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(unaudited)
................................................................................................. 30

Fund Summary
as of September 30, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/22/21)
(b)
Ending
Account Value
(09/30/21)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(07/22/21)
(b)
Ending
Account Value
(09/30/21)
Expenses
Paid During
the Period
(c)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 1.11 $ 1,000.00 $ 1,022.16 $ 2.94 0.58%
Investor A ................................ 1,000.00 999.70 1.59 1,000.00 1,020.91 4.20 0.83
Class K .................................. 1,000.00 1,000.20 1.02 1,000.00 1,022.41 2.69 0.53
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Commencement of operations.
(c)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 70/365 (to reflect the period since inception date of July 22, 2021 to September 30, 2021).
See "Disclosure of Expenses" for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 88%
Floating Rate Loan Interests ........................... 11
Common Stocks ................................... 1
(a)
Excludes short-term securities.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
BBB/Baa ....................................... 5%
BB/Ba ......................................... 49
B ............................................ 33
CCC/ Caa ....................................... 11
NR ........................................... 2
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses
2021
BlackRock Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on July 22, 2021 (commencement of operations) and held through September 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Sustainable High Yield Bond Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 1.4%
Chemicals — 0.2%
Element Solutions, Inc. ............... 4,904 $ 106,319
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 1,173 15,941
Equity Real Estate Investment Trusts (REITs) — 0.4%
VICI Properties, Inc. ................. 6,246 177,449
Hotels, Restaurants & Leisure — 0.2%
Aramark ......................... 2,155 70,813
Life Sciences Tools & Services — 0.4%
(a)
Avantor , Inc. ...................... 2,591 105,972
Syneos Health, Inc. ................. 1,154 100,952
206,924
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 20,492 55,533
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 1,052 47,129
Total Common Stocks — 1.4%
(Cost: $702,903) ................................ 680,108
Par (000)
Par (000)
Corporate Bonds — 86.8%
Aerospace & Defense — 2.4%
Bombardier, Inc.
(b)(c)
:
7.13%, 06/15/26 ................. USD 76 79,800
7.88%, 04/15/27 ................. 107 110,930
6.00%, 02/15/28 ................. 85 85,956
TransDigm , Inc.:
6.25%, 03/15/26
(b)
................ 559 582,758
4.63%, 01/15/29 ................. 75 74,869
4.88%, 05/01/29 ................. 68 68,126
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 181 199,100
1,201,539
Airlines — 2.1%
(b)
American Airlines, Inc.:
11.75%, 07/15/25 ................ 183 226,463
5.75%, 04/20/29 ................. 347 373,892
United Airlines, Inc.:
4.38%, 04/15/26 ................. 264 270,930
4.63%, 04/15/29 ................. 144 148,817
1,020,102
Auto Components — 1.3%
Clarios Global LP
(b)
:
6.75%, 05/15/25 ................. 93 98,115
6.25%, 05/15/26 ................. 144 151,294
8.50%, 05/15/27 ................. 375 398,906
648,315
Automobiles — 0.1%
Ford Motor Co., 4.75%, 01/15/43 ....... 42 44,021
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
25 24,313
Building Products — 0.8%
(b)
APi Group DE, Inc., 4.13%, 07/15/29 ..... 19 18,617
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 137 145,628
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 49 49,751
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc.:
4.38%, 07/15/30 ................. USD 95 $ 96,900
3.38%, 01/15/31 ................. 37 35,213
Victors Merger Corp., 6.38%, 05/15/29 .... 44 42,130
388,239
Capital Markets — 0.4%
MSCI, Inc.
(b)
:
3.63%, 09/01/30 ................. 84 86,835
3.63%, 11/01/31 ................. 39 40,583
3.25%, 08/15/33 ................. 66 66,756
194,174
Chemicals — 2.5%
Ashland LLC, 3.38%, 09/01/31
(b)
........ 109 109,954
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 200 194,500
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 57 57,855
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 261 263,610
HB Fuller Co., 4.00%, 02/15/27 ........ 47 49,056
Herens Midco SARL, 4.75%, 05/15/28
(b)(c)
.. 200 201,000
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 25 24,937
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
77 79,888
Scotts Miracle- Gro Co. (The)
(b)
:
4.00%, 04/01/31 ................. 24 23,955
4.38%, 02/01/32 ................. 7 7,057
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
226 232,782
1,244,594
Commercial Services & Supplies — 3.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
129 130,129
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 185 195,597
9.75%, 07/15/27 ................. 160 174,076
4.63%, 06/01/28 ................. 200 199,690
APX Group, Inc.
(b)
:
6.75%, 02/15/27 ................. 26 27,621
5.75%, 07/15/29 ................. 50 49,353
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 27 27,742
Covanta Holding Corp., 5.00%, 09/01/30 .. 70 70,700
Garda World Security Corp.
(b)(c)
:
4.63%, 02/15/27 ................. 46 46,000
9.50%, 11/01/27 ................. 70 75,764
GFL Environmental, Inc.
(b)(c)
:
4.00%, 08/01/28 ................. 17 16,873
4.75%, 06/15/29 ................. 67 68,842
4.38%, 08/15/29 ................. 33 33,330
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 41 42,025
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 ................. 51 51,000
5.88%, 06/30/29 ................. 92 92,690
Nielsen Finance LLC
(b)
:
5.88%, 10/01/30 ................. 125 131,609
4.75%, 07/15/31 ................. 57 55,447
Prime Security Services Borrower LLC
(b)
:
5.75%, 04/15/26 ................. 54 58,415
6.25%, 01/15/28 ................. 83 85,804
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
.................... 50 52,211
1,684,918
Communications Equipment — 1.6%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 225 236,581
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 81 82,012

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
CommScope , Inc.
(b)
:
6.00%, 03/01/26 ................. USD 93 $ 96,565
7.13%, 07/01/28 ................. 30 30,614
4.75%, 09/01/29 ................. 121 120,849
Nokia OYJ, 6.63%, 05/15/39
(c)
......... 115 156,975
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 69 69,152
792,748
Consumer Finance — 1.8%
Ford Motor Credit Co. LLC:
4.13%, 08/04/25 ................. 200 211,500
4.39%, 01/08/26 ................. 200 213,250
4.13%, 08/17/27 ................. 200 212,100
2.90%, 02/16/28 ................. 200 199,750
OneMain Finance Corp.:
7.13%, 03/15/26 ................. 44 50,985
6.63%, 01/15/28 ................. 20 23,000
910,585
Containers & Packaging — 2.4%
ARD Finance SA, 6.50%, 06/30/27
(b)(c)
.... 200 212,470
Ball Corp.:
2.88%, 08/15/30 ................. 252 244,598
3.13%, 09/15/31 ................. 127 125,422
Crown Americas LLC, 4.25%, 09/30/26 ... 161 172,574
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)(c)
................... 25 25,415
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 164 174,644
Trivium Packaging Finance BV, 8.50%,
08/15/27
(b)(c)(d)
.................. 228 244,815
1,199,938
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............ 18 17,950
Diversified Financial Services — 0.5%
(b)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 78 77,785
Sabre GLBL, Inc.:
9.25%, 04/15/25 ................. 42 48,543
7.38%, 09/01/25 ................. 30 31,974
Shift4 Payments LLC, 4.63%, 11/01/26 .... 66 68,888
227,190
Diversified Telecommunication Services — 6.8%
Altice France Holding SA, 6.00%, 02/15/28
(b)(c)
200 192,095
Altice France SA
(b)(c)
:
5.13%, 07/15/29 ................. 200 196,095
5.50%, 10/15/29 ................. 200 197,976
CCO Holdings LLC
(b)
:
4.50%, 08/15/30 ................. 70 72,220
4.25%, 02/01/31 ................. 19 19,330
4.50%, 06/01/33 ................. 19 19,337
4.25%, 01/15/34 ................. 203 201,097
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 150 162,938
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. 110 116,875
6.75%, 05/01/29 ................. 163 171,761
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. 69 69,533
3.75%, 07/15/29 ................. 103 99,548
Lumen Technologies, Inc.:
5.13%, 12/15/26
(b)
................ 175 181,562
5.38%, 06/15/29
(b)
................ 232 236,724
Series P, 7.60%, 09/15/39 .......... 38 42,560
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp.:
6.88%, 11/15/28 ................. USD 212 $ 271,360
8.75%, 03/15/32 ................. 244 364,502
Switch Ltd.
(b)
:
3.75%, 09/15/28 ................. 54 54,810
4.13%, 06/15/29 ................. 143 146,754
Telecom Italia Capital SA
(c)
:
6.38%, 11/15/33 ................. 124 144,299
6.00%, 09/30/34 ................. 71 79,697
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 115 114,451
6.13%, 03/01/28 ................. 228 231,142
3,386,666
Electric Utilities — 3.1%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 233 245,815
NRG Energy, Inc.
(b)
:
3.63%, 02/15/31 ................. 274 269,137
3.88%, 02/15/32 ................. 110 108,762
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 832 867,360
PG&E Corp., 5.25%, 07/01/30 ......... 43 44,021
1,535,095
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, 3.25%, 02/15/29 .......... 65 66,625
Entertainment — 0.7%
Live Nation Entertainment, Inc.
(b)
:
6.50%, 05/15/27 ................. 135 148,500
4.75%, 10/15/27 ................. 24 24,390
3.75%, 01/15/28 ................. 25 24,851
Netflix, Inc.:
4.88%, 04/15/28 ................. 35 40,338
5.88%, 11/15/28 ................. 32 39,213
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 95 95,303
372,595
Equity Real Estate Investment Trusts (REITs) — 3.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 43 42,570
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 23 23,862
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 106 107,590
Iron Mountain, Inc.
(b)
:
5.25%, 07/15/30 ................. 92 97,633
5.63%, 07/15/32 ................. 85 91,163
MGM Growth Properties Operating Partnership
LP:
4.50%, 09/01/26 ................. 185 201,187
4.50%, 01/15/28 ................. 69 75,383
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 46 47,609
4.50%, 02/15/29
(b)
................ 26 26,052
RLJ Lodging Trust LP
(b)
:
3.75%, 07/01/26 ................. 15 15,075
4.00%, 09/15/29 ................. 24 23,963
Uniti Group LP
(b)
:
4.75%, 04/15/28 ................. 135 137,869
6.50%, 02/15/29 ................. 102 104,924
6.00%, 01/15/30 ................. 30 29,737
VICI Properties LP
(b)
:
4.25%, 12/01/26 ................. 144 150,383
4.63%, 12/01/29 ................. 93 99,975
4.13%, 08/15/30 ................. 190 201,400
1,476,375

BlackRock Sustainable High Yield Bond Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 1.4%
(b)
Albertsons Cos., Inc.:
3.25%, 03/15/26 ................. USD 284 $ 288,260
4.88%, 02/15/30 ................. 115 123,912
United Natural Foods, Inc., 6.75%, 10/15/28 106 114,745
US Foods, Inc.:
6.25%, 04/15/25 ................. 100 104,895
4.75%, 02/15/29 ................. 83 85,179
716,991
Food Products — 2.5%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 95 98,087
Kraft Heinz Foods Co.:
4.25%, 03/01/31 ................. 325 367,419
6.88%, 01/26/39 ................. 84 124,012
5.20%, 07/15/45 ................. 118 147,800
5.50%, 06/01/50 ................. 285 376,021
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
135 148,399
1,261,738
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 24 24,900
Health Care Equipment & Supplies — 1.8%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 181 190,502
Hologic, Inc., 3.25%, 02/15/29 ......... 122 122,058
Mozart Debt Merger Sub, Inc.:
3.88%, 04/01/29 ................. 96 96,000
5.25%, 10/01/29 ................. 218 218,000
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 92 97,060
7.25%, 02/01/28 ................. 152 162,659
886,279
Health Care Providers & Services — 5.5%
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
79 79,790
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 22 22,220
Centene Corp.:
2.45%, 07/15/28 ................. 88 88,440
3.00%, 10/15/30 ................. 400 410,000
2.50%, 03/01/31 ................. 129 127,227
2.63%, 08/01/31 ................. 101 100,317
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. 83 86,839
8.00%, 03/15/26 ................. 86 91,201
6.00%, 01/15/29 ................. 151 160,060
6.88%, 04/15/29 ................. 18 18,042
6.13%, 04/01/30 ................. 39 37,897
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 6 6,172
Encompass Health Corp.:
4.50%, 02/01/28 ................. 142 146,615
4.63%, 04/01/31 ................. 138 145,045
HCA, Inc.:
5.63%, 09/01/28 ................. 147 174,886
3.50%, 09/01/30 ................. 181 191,749
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 59 59,885
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 102 99,195
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 68 71,485
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 100 104,038
3.88%, 11/15/30 ................. 66 68,970
Tenet Healthcare Corp.
(b)
:
4.88%, 01/01/26 ................. 115 119,016
5.13%, 11/01/27 ................. 118 123,015
6.13%, 10/01/28 ................. 64 67,230
4.25%, 06/01/29 ................. 73 74,095
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., 6.25%, 05/15/27
(b)
........ USD 47 $ 49,115
2,722,544
Hotels, Restaurants & Leisure — 5.5%
1011778 BC ULC
(b)(c)
:
3.88%, 01/15/28 ................. 57 57,562
4.38%, 01/15/28 ................. 82 83,247
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 95 98,087
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. 163 171,599
8.13%, 07/01/27 ................. 217 243,957
4.63%, 10/15/29 ................. 117 118,463
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 92 96,989
Cedar Fair LP, 5.50%, 05/01/25
(b)
....... 122 126,728
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 98 98,127
Hilton Domestic Operating Co., Inc.:
5.75%, 05/01/28
(b)
................ 46 49,542
4.88%, 01/15/30 ................. 245 262,826
4.00%, 05/01/31
(b)
................ 98 99,470
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
50 48,323
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)(c)
200 206,500
MGM Resorts International, 5.75%, 06/15/25 90 98,100
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 59 60,106
Scientific Games International, Inc.
(b)
:
8.25%, 03/15/26 ................. 35 37,144
7.25%, 11/15/29 ................. 44 49,440
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
261 277,965
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 39 44,412
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 93 98,347
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 71 74,119
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
116 116,870
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 91 98,628
2,716,551
Household Durables — 1.3%
Ashton Woods USA LLC
(b)
:
4.63%, 08/01/29 ................. 50 50,486
4.63%, 04/01/30 ................. 24 24,135
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
68 71,942
KB Home, 4.00%, 06/15/31 ........... 24 24,630
Newell Brands, Inc.:
4.88%, 06/01/25 ................. 90 99,333
6.00%, 04/01/46
(d)
................ 38 49,115
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
55 53,587
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
.................... 66 75,240
Tempur Sealy International, Inc.
(b)
:
4.00%, 04/15/29 ................. 48 49,440
3.88%, 10/15/31 ................. 70 70,088
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 76 79,170
647,166
Independent Power and Renewable Electricity Producers — 1.9%
Clearway Energy Operating LLC
(b)
:
4.75%, 03/15/28 ................. 823 871,228
3.75%, 01/15/32 ................. 86 85,892
957,120
Insurance — 1.8%
(b)
Alliant Holdings Intermediate LLC:
4.25%, 10/15/27 ................. 147 148,470
6.75%, 10/15/27 ................. 268 277,380
AssuredPartners, Inc., 5.63%, 01/15/29 ... 87 87,540
BroadStreet Partners, Inc., 5.88%, 04/15/29 49 48,816

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. USD 27 $ 28,485
NFP Corp.:
4.88%, 08/15/28 ................. 110 111,870
6.88%, 08/15/28 ................. 202 206,252
908,813
Interactive Media & Services — 0.4%
(b)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 83 81,547
Twitter, Inc., 3.88%, 12/15/27 .......... 99 105,683
187,230
Internet & Direct Marketing Retail — 0.4%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 48,755
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 66 65,423
Match Group Holdings II LLC:
4.63%, 06/01/28 ................. 17 17,773
4.13%, 08/01/30 ................. 24 24,990
3.63%, 10/01/31 ................. 26 25,691
182,632
IT Services — 2.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
42 42,315
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 73 73,548
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
96 96,480
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
97 99,425
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 100 105,000
3.63%, 06/15/29 ................. 29 29,221
3.75%, 10/01/30 ................. 66 67,927
Northwest Fiber LLC
(b)
:
4.75%, 04/30/27 ................. 49 49,288
6.00%, 02/15/28 ................. 80 79,574
Square, Inc., 3.50%, 06/01/31
(b)
........ 166 170,271
Twilio, Inc., 3.88%, 03/15/31 .......... 170 174,048
Unisys Corp., 6.88%, 11/01/27
(b)
........ 27 29,497
1,016,594
Life Sciences Tools & Services — 0.6%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 127 131,807
4.00%, 03/15/31 ................. 71 74,389
Syneos Health, Inc., 3.63%, 01/15/29 .... 74 73,793
279,989
Machinery — 0.7%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 112 115,942
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 209,595
325,537
Media — 6.8%
(b)
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28 ..................... 42 43,774
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 200 193,726
Cable One, Inc.:
1.13%, 03/15/28
(e)
................ 147 149,151
4.00%, 11/15/30 ................. 24 23,910
Clear Channel Outdoor Holdings, Inc.:
7.75%, 04/15/28 ................. 120 126,300
7.50%, 06/01/29 ................. 158 164,320
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27 ................ 191 197,649
CSC Holdings LLC, 5.00%, 11/15/31 ..... 200 191,690
DIRECTV Holdings LLC, 5.88%, 08/15/27 .. 101 105,419
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29 ..................... 200 205,990
Liberty Broadband Corp., 2.75%, 09/30/50
(e)
184 194,238
Radiate Holdco LLC:
4.50%, 09/15/26 ................. 113 116,672
Security
Par (000)
Par (000) Value
Media (continued)
6.50%, 09/15/28 ................. USD 207 $ 211,070
Sinclair Television Group, Inc., 4.13%, 12/01/30 57 55,717
Sirius XM Radio, Inc.:
3.13%, 09/01/26 ................. 117 118,609
4.00%, 07/15/28 ................. 138 140,328
5.50%, 07/01/29 ................. 83 89,744
3.88%, 09/01/31 ................. 178 173,884
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 200 210,100
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 46 46,632
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 200 206,570
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 205,095
Ziggo BV, 5.50%, 01/15/27
(c)
.......... 182 188,143
3,358,731
Metals & Mining — 2.0%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 705 762,281
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 202 248,713
1,010,994
Multiline Retail — 0.2%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 75 79,594
Oil, Gas & Consumable Fuels — 4.3%
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 87 95,130
5.75%, 03/01/27 ................. 140 144,627
EnLink Midstream Partners LP:
4.85%, 07/15/26 ................. 23 24,143
5.60%, 04/01/44 ................. 52 49,660
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 98 98,858
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 ................. 191 183,838
6.50%, 09/30/26 ................. 240 229,500
NuStar Logistics LP, 5.75%, 10/01/25 ..... 56 60,340
Occidental Petroleum Corp.:
5.50%, 12/01/25 ................. 210 232,575
5.55%, 03/15/26 ................. 250 277,500
6.13%, 01/01/31 ................. 228 273,708
6.20%, 03/15/40 ................. 380 447,526
2,117,405
Personal Products — 0.0%
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 25 24,125
Pharmaceuticals — 2.3%
(b)
Bausch Health Americas, Inc., 8.50%, 01/31/27 88 93,738
Bausch Health Cos., Inc.:
7.00%, 01/15/28 ................. 70 71,729
4.88%, 06/01/28 ................. 53 54,921
6.25%, 02/15/29 ................. 150 148,428
Catalent Pharma Solutions, Inc.:
3.13%, 02/15/29 ................. 94 92,303
3.50%, 04/01/30 ................. 100 100,000
Jazz Securities DAC, 4.38%, 01/15/29 .... 200 207,260
Organon & Co., 5.13%, 04/30/31 ....... 200 210,070
P&L Development LLC, 7.75%, 11/15/25 ... 57 59,206
Par Pharmaceutical, Inc., 7.50%, 04/01/27 . 109 111,044
1,148,699
Professional Services — 0.6%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 73 75,190
ASGN, Inc., 4.63%, 05/15/28 .......... 70 72,450
Korn Ferry, 4.63%, 12/15/27 .......... 134 139,025
286,665

BlackRock Sustainable High Yield Bond Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.6%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ USD 109 $ 118,265
Howard Hughes Corp. (The):
5.38%, 08/01/28 ................. 117 123,289
4.38%, 02/01/31 ................. 50 50,295
291,849
Road & Rail — 0.6%
(b)
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 49,786
Uber Technologies, Inc.:
7.50%, 09/15/27 ................. 46 50,226
6.25%, 01/15/28 ................. 72 77,219
4.50%, 08/15/29 ................. 112 112,770
290,001
Software — 3.1%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 53 56,570
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 47 48,821
Clarivate Science Holdings Corp.
(b)
:
3.88%, 07/01/28 ................. 83 83,000
4.88%, 07/01/29 ................. 73 73,142
Consensus Cloud Solutions, Inc.
(b)
:
6.00%, 10/15/26 ................. 17 17,468
6.50%, 10/15/28 ................. 15 15,566
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 76 75,745
Elastic NV, 4.13%, 07/15/29
(b)
......... 151 151,755
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 72 73,800
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 70 70,700
Open Text Corp., 3.88%, 02/15/28
(b)(c)
..... 65 66,300
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)(c)
76 78,090
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 123 126,229
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 108 106,920
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
194 204,851
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 178 185,120
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
106 105,470
1,539,547
Specialty Retail — 2.3%
Carvana Co.
(b)
:
5.50%, 04/15/27 ................. 43 43,890
4.88%, 09/01/29 ................. 29 28,719
Gap, Inc. (The)
(b)
:
3.63%, 10/01/29 ................. 31 31,077
3.88%, 10/01/31 ................. 24 24,000
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
48 48,840
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 98 99,103
L Brands, Inc.:
6.63%, 10/01/30
(b)
................ 71 80,585
6.88%, 11/01/35 ................. 54 67,770
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 118 117,941
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 67 69,543
Penske Automotive Group, Inc., 3.75%,
06/15/29 ..................... 17 17,096
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 250 272,812
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 59 61,950
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 ................. 100 102,020
6.13%, 07/01/29 ................. 79 81,370
1,146,716
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Corp., 4.80%, 03/01/35 ......... 56 56,011
Textiles, Apparel & Luxury Goods — 0.6%
(b)
Crocs, Inc., 4.13%, 08/15/31 .......... 111 111,832
Levi Strauss & Co., 3.50%, 03/01/31 ..... 173 174,730
286,562
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance — 0.8%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 155 $ 169,224
MGIC Investment Corp., 5.25%, 08/15/28 .. 69 73,627
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 129 135,037
5.13%, 12/15/30 ................. 19 19,042
396,930
Trading Companies & Distributors — 1.6%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
60 59,625
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... 61 65,118
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 130 127,400
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 111 116,464
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 119 123,108
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 66 72,270
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
223 246,972
810,957
Wireless Telecommunication Services — 2.1%
Connect Finco SARL, 6.75%, 10/01/26
(b)(c)
.. 333 348,401
T-Mobile USA, Inc.:
2.63%, 02/15/29 ................. 111 112,172
2.88%, 02/15/31 ................. 293 295,491
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
(c)
......................... 296 302,417
1,058,481
Total Corporate Bonds — 86.8%
(Cost: $43,375,941) .............................. 43,173,333
Floating Rate Loan Interests — 10.3%
Auto Components — 0.4%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 04/30/26
(f)
187 186,420
Chemicals — 0.2%
WR Grace Holdings LLC, Term Loan, 09/22/28
(f)
(g)
........................... 76 76,238
Commercial Services & Supplies — 0.2%
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(c)(f)
125 124,842
Construction & Engineering — 0.2%
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28
(f)
... 101 100,958
Construction Materials — 0.2%
Standard Industries, Inc., Term Loan, 09/22/28
(f)
(g)
........................... 115 115,062
Diversified Financial Services — 0.5%
(f)(g)
Connect Finco SARL, Term Loan, 12/11/26
(c)
150 150,054
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27 ...................... 101 99,990
250,044
Diversified Telecommunication Services — 1.9%
(f)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26
(c)
... 201 200,162
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 100 100,075
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. 200 199,562
Northwest Fiber LLC, 1st Lien Term Loan B2,
04/30/27
(g)
..................... 150 149,399

2021
BlackRock Annual Report to Shareholders
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/09/27 USD 303 $ 300,173
949,371
Health Care Providers & Services — 0.3%
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/30/25
(c)(f)
............... 150 149,813
Health Care Technology — 0.7%
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 08/27/25
(f)
350 350,290
Hotels, Restaurants & Leisure — 0.6%
(f)
Caesars Resort Collection LLC, Term Loan B1,
07/21/25
(g)
..................... 150 149,676
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 151 149,778
299,454
Household Durables — 0.1%
SWF Holdings I Corp., Term Loan B, 09/17/28
(f)
(g)
........................... 65 64,472
Insurance — 0.9%
(f)
Alliant Holdings Intermediate LLC, Term Loan
(g)
:
 05/09/25 ...................... 101 99,984
 11/05/27 ...................... 100 99,776
AssuredPartners , Inc., Term Loan, 02/12/27
(g)
100 99,575
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 150 149,623
448,958
Interactive Media & Services — 0.3%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(f)
................ 150 149,951
IT Services — 0.3%
Rackspace Technology Global, Inc., 1st
LienTerm Loan B, 02/15/28
(f)(g)
........ 132 130,667
Machinery — 0.2%
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28
(f)
..... 100 99,833
Media — 1.1%
(f)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, 08/21/26
(g)
................ 307 300,584
DirectTV Financing LLC, Term Loan, 08/02/27
(g)
117 117,036
Security
Par (000)
Par (000) Value
Media (continued)
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26 USD 125 $ 124,506
542,126
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(c)(f)
............... 78 75,946
Professional Services — 0.2%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26
(f)
................ 100 99,624
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.58%
,
 02/25/27
(f)
100 99,655
Software — 1.2%
(f)
BMC Software, Inc., 2nd Lien Term Loan,
02/27/26
(g)(h)
.................... 96 97,080
Boxer Parent Co., Inc., Term Loan, 10/02/25
(g)
174 173,442
Castle US Holding Corp., Term Loan,
01/29/27
(g)
..................... 152 150,332
Sabre GLBL, Inc., Term Loan B1, 12/17/27
(g)
29 28,669
Sabre GLBL, Inc., Term Loan B2, 12/17/27
(g)
46 45,699
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25 ................. 101 99,747
594,969
Specialty Retail — 0.4%
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28
(f)
..... 200 200,286
Total Floating Rate Loan Interests — 10.3%
(Cost: $5,105,358) .............................. 5,108,979
Total Long-Term Investments — 98.5%
(Cost: $49,184,202) .............................. 48,962,420
Shares
Shares
Short-Term Securities — 6.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
( i )(j)
.................. 3,166,439 3,166,439
Total Short-Term Securities — 6.4%
(Cost: $3,166,439) .............................. 3,166,439
Total Investments — 104.9%
(Cost: $52,350,641 ) .............................. 52,128,859
Liabilities in Excess of Other Assets — (4.9)% ............ (2,421,436)
Net Assets — 100.0% .............................. $ 49,707,423
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Convertible security.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Annualized 7-day yield as of period end.
(j)
Affiliate of the Fund.

BlackRock Sustainable High Yield Bond Fund
Schedule of Investments

Schedule of Investments
(continued)
September 30, 2021
(a)
Commencement of operations.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/22/21
( a)
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(b )
.. $ — $ 3,166,439 $ — $ — $ — $ 3,166,439 3,166,439 $ 34 $ —
— —
(b)
Represents net amount purchased (sold).

2021
BlackRock Annual Report To Shareholders
BlackRock Sustainable High Yield Bond Portfolio

Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements.
For the period ended September 30, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (16,571) $ — $ — $ — $ (16,571)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short
.............................................................................
$ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks ......................................... $ 680,108 $ — $ — $ 680,108
Corporate Bonds ........................................ — 43,173,333 — 43,173,333
Floating Rate Loan Interests:
Auto Components ...................................... — 186,420 — 186,420
Chemicals ............................................ — 76,238 — 76,238
Commercial Services & Supplies ............................. — 124,842 — 124,842
Construction & Engineering ................................ — 100,958 — 100,958
Construction Materials .................................... — 115,062 — 115,062
Diversified Financial Services ............................... — 250,044 — 250,044
Diversified Telecommunication Services ........................ — 949,371 — 949,371
Health Care Providers & Services ............................ — 149,813 — 149,813
Health Care Technology .................................. — 350,290 — 350,290
Hotels, Restaurants & Leisure .............................. — 299,454 — 299,454
Household Durables ..................................... — 64,472 — 64,472
Insurance ............................................ — 448,958 — 448,958
Interactive Media & Services ............................... — 149,951 — 149,951
IT Services ........................................... — 130,667 — 130,667
Machinery ............................................ — 99,833 — 99,833
Media ............................................... — 542,126 — 542,126
Pharmaceuticals ....................................... — 75,946 — 75,946
Professional Services .................................... — 99,624 — 99,624
Road & Rail ........................................... — 99,655 — 99,655
Software ............................................. — 497,889 97,080 594,969
Specialty Retail ........................................ — 200,286 — 200,286
Short-Term Securities ....................................... 3,166,439 — — 3,166,439
$ 3,846,547 $ 48,185,232 $ 97,080 $ 52,128,859

Statement of Assets and Liabilities
September 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 48,962,420
Investments, at value — affiliated
(b)
......................................................................................... 3,166,439
Cash ............................................................................................................. 24,085
Receivables: –
Investments sold .................................................................................................... 63,453
Dividends — affiliated ................................................................................................. 13
Dividends — unaffiliated ............................................................................................... 2,249
Interest — unaffiliated ................................................................................................. 493,599
From the Manager ................................................................................................... 34,472
Deferred offering costs .................................................................................................. 125,974
Prepaid expenses ..................................................................................................... 1,306
Total assets .........................................................................................................
52,874,010
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 2,829,392
Income dividend distributions ............................................................................................ 144,433
Offering costs ...................................................................................................... 86,999
Service fees ....................................................................................................... 20
Other accrued expenses ............................................................................................... 105,743
Total liabilities ........................................................................................................
3,166,587
NET ASSETS ........................................................................................................
$ 49,707,423
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 49,990,130
Accumulated loss ..................................................................................................... (282,707)
NET ASSETS ........................................................................................................
$ 49,707,423
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 49,184,202
(b)
  Investments, at cost — affiliated .......................................................................................... $ 3,166,439

Statement of Assets and Liabilities
(continued)
September 30, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 99,414
Shares outstanding .................................................................................................
10,000
Net asset value ....................................................................................................
$ 9.94
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 99,413
Shares outstanding .................................................................................................
10,000
Net asset value ....................................................................................................
$ 9.94
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 49,508,596
Shares outstanding .................................................................................................
4,980,000
Net asset value ....................................................................................................
$ 9.94
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Statement of Operations
Period Ended September 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
(a)
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 34
Dividends — unaffiliated ............................................................................................... 2,852
Interest — unaffiliated ................................................................................................ 320,489
Total investment income .................................................................................................
323,375
EXPENSES
Professional ....................................................................................................... 93,049
Investment advisory .................................................................................................. 47,863
Organization and o ffering .............................................................................................. 35,488
Accounting services .................................................................................................. 8,649
Administration ..................................................................................................... 4,068
Custodian ......................................................................................................... 2,877
Administration — class specific .......................................................................................... 1,914
Transfer agent — class specific .......................................................................................... 210
Trustees and Officer .................................................................................................. 96
Service — class specific ............................................................................................... 48
Miscellaneous ...................................................................................................... 958
Total expenses .......................................................................................................
195,220
Less: –
Administration fees waived ............................................................................................. (4,068)
Administration fees waived — class specific .................................................................................. (1,914)
Fees waived and/or reimbursed by the Manager ............................................................................... (138,245)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (191)
Total expenses after fees waived and/or reimbursed ..............................................................................
50,802
Net investment income ..................................................................................................
272,573
REALIZED AND UNREALIZED GAIN (LOSS) $ (252,754)
Net realized loss from: $ –
Investments — unaffiliated ........................................................................................... (14,401)
Futures contracts .................................................................................................. (16,571)
A
(30,972)
Net change in unrealized depreciation on investments ........................................................................... (221,782)
Net realized and unrealized loss ............................................................................................
(252,754)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 19,819
(a)
Period from 07/22/21 (commencement of operations) to 09/30/21.

Statement of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
Period from
07/22/21
(a)
to 09/30/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 272,573
Net realized loss ................................................................................................... (30,972)
Net change in unrealized appreciation (depreciation) ........................................................................... (221,782)
Net increase in net assets resulting from operations ..............................................................................
19,819
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Institutional ..................................................................................................... (615)
Investor A ...................................................................................................... (571)
Class K ........................................................................................................ (311,210)
Decrease in net assets resulting from distributions to shareholders ....................................................................
(312,396)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ....................................................................
50,000,000
NET ASSETS
Total increase in net assets .............................................................................................. 49,707,423
Beginning of period ................................................................................................... —
End of period .......................................................................................................
$ 49,707,423
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
Institutional
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.05
Net realized and unrealized loss ...........................................................................................
(0.05)
Net increase from investment operations .......................................................................................
0.00
Distributions from net investment income
(c)
...................................................................................
(0.06)
Net asset value, end of period .............................................................................................
$ 9.94
Total Return
(d)
0.01%
Based on net asset value .................................................................................................
0.01%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.32%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.58%
(f)(g)
Net investment income ..................................................................................................
2.80%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 99
Portfolio turnover rate ...................................................................................................
10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
Investor A
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.05
Net realized and unrealized loss ...........................................................................................
(0.05)
Net increase from investment operations .......................................................................................
(0.00)
Distributions from net investment income
(c)
...................................................................................
(0.06)
Net asset value, end of period .............................................................................................
$ 9.94
Total Return
(d)
(0.03)%
Based on net asset value .................................................................................................
(0.03)%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
1.58%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.83%
(f)(g)
Net investment income ..................................................................................................
2.55%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 99
Portfolio turnover rate ...................................................................................................
10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
Class K
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................................................................
$ 10.00
Net investment income
(b)
................................................................................................
0.05
Net realized and unrealized loss ...........................................................................................
(0.05)
Net increase from investment operations .......................................................................................
0.00
Distributions from net investment income
(c)
...................................................................................
(0.06)
Net asset value, end of period .............................................................................................
$ 9.94
Total Return
(d)
0.02%
Based on net asset value .................................................................................................
0.02%
(e)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.96%
(f)(g)(h)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.53%
(f)(g)
Net investment income ..................................................................................................
2.85%
(f)(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 49,509
Portfolio turnover rate ...................................................................................................
10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Sustainable High Yield Bond Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of non-
index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. The Manager reimbursed the Fund $10,000, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes Yes
(a)
None

Notes to Financial Statements
(continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or, foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in

Notes to Financial Statements
(continued)

Notes to Financial Statements
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the period ended September 30, 2021, the following table shows the class specific service fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period ended September 30, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.500%
$1 Billion - $3 Billion ..................................................................................................... 0.470
$3 Billion - $5 Billion .................................................................................................... 0.450
$5 Billion - $10 Billion .................................................................................................... 0.440
Greater than $10 Billion .................................................................................................. 0.430
Service Fees
Investor A .............................................................................................................. 0.25%
Service Fees
Investor A ........................................................................................................ $ 48
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 4
Investor A ........................................................................................................ 3
Class K ......................................................................................................... 1,907
$ 1,914

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended September 30, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended September 30, 2021, the Fund did not reimbursed the Manager any amounts in return for these services.
For the period ended September 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement o f Operations. For the period ended September 30 , 2021, the amount waived was $1 30 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations. For the period ended September 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the period ended September 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $128,115, which is included in fees waived and/or reimbursed by the Manager, in the Statement of Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the period ended September 30,
2021, the amount was $4,068.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the period ended September 30, 2021, class specific expense waivers and/or reimbursements are as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
Institutional ....................................................................................................... $ 70
Investor A ........................................................................................................ 70
Class K ......................................................................................................... 70
$ 210
Institutional .......................................................................................................... 0.58%
Investor A ........................................................................................................... 0.83
Class K ............................................................................................................ 0.53
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Sustainable High Yield Bond Fund
Institutional .................................................................................... $ 4 $ 60
Investor A ..................................................................................... 3 61
Class K ...................................................................................... 1,907 70
$ 1,914 $ 191

Notes to Financial Statements
(continued)

Notes to Financial Statements
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between the Fund and the Manager pursuant to which such
Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
As of September 30, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended September 30, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the period ended September 30, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were $54,182,709 and
$4,993,667, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
The tax character of distributions was as follows:
Expiring
September 30, 2023
Fund Level ......................................................................................................... $ 132,18 3
Institutional ......................................................................................................... 64
Investor A .......................................................................................................... 64
Class K ........................................................................................................... 1,977
Fund Name Paid-in Capital Accumulated Earnings
BlackRock Sustainable High Yield Bond Fund ........................................................ $ (9,870) $ 9,870
Fund Name
Period Ended
09/30/21
BlackRock Sustainable High Yield Bond Fund
Ordinary income ......................................................................................................... $ 312,396

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

As of period end, the tax components of accumulated earnings (loss) were as follows:
As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Sustainable High Yield Bond Fund .........................................
$ 12,880 $ (36,209) $ (259,378) $ (282,707)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Sustainable High Yield Bond Fund .............................. $ 52,388, 237 $ 145, 037 $ (404,415) $ (259, 378 )

Notes to Financial Statements
(continued)

Notes to Financial Statements
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Commencement of operations.
As of September 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period from 07/22/21
(a)
to 09/30/21
Fund Name/Share Class
Shares Amount
BlackRock Sustainable High Yield Bond Fund
Institutional
Shares sold ............................................................................. 10,000 $ 100,000
10,000 $ 100,000
Investor A
Shares sold ............................................................................. 10,000 $ 100,000
10,000 $ 100,000
Class K
Shares sold ............................................................................. 4,980,000 $ 49,800,000
4,980,000 $ 49,800,000
5,000,000 $ 50,000,000
Institutional ....................................................................................................... 10,000
Investor A ........................................................................................................ 10,000
Class K ......................................................................................................... 4,980,000

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Sustainable High Yield Bond Fund and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable High Yield Bond Fund of BlackRock Funds V (the “Fund”), including the schedule of investments, as of September 30, 2021, the related statements of operations and changes in net assets, and the financial highlights for the period from July 22,
2021 (commencement of operations) through September 30, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, and the results of its operations, the changes in its net assets, and the financial highlights for the period from July 22, 2021 (commencement of operations) through September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 22, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.
Important Tax Information (unaudited)
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended September 30, 2021:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended September 30, 2021:
Fund Name Interest Dividends
BlackRock Sustainable High Yield Bond Fund ................................................................................ $ 322,713
Fund Name Interest-Related Dividends
BlackRock Sustainable High Yield Bond Fund ................................................................................ $ 304,854

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2021 (the
“Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Sustainable High
Yield Bond Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Advisory Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust. The Board also considered the initial approval of the proposed sub-
advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (“BIL”), with respect to the Fund. The Manager and BIL are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreements. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the
Agreements, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d)
information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-
house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.
The Board also noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed Income Complex (the “Fund Complex”)
concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund, as applicable. In particular, BlackRock and its affiliates will provide the Fund with certain administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators;
(iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor;

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Annual Report to Shareholders

(v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The
Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Fund and BlackRock
In their capacity as members of the boards of directors/trustees of other funds in the Fund Complex, the Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual management fee rate as compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also considered the Fund’s estimated total net expense ratio compared to those of other funds in its Broadridge category. The estimated total expense ratio represents a fund’s total net operating expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers.
Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the Fund Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board noted that it had previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock family of open-end funds.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, exchange-traded fund, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels.
The Board noted that the Fund’s contractual management fee ranked in the second quartile, and that the Fund’s estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile, relative to the Fund’s peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the
Board.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the Fund Complex which included information on brokerage commissions and trade execution practices.
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between BlackRock and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Advisory Agreement and the Sub-Advisory Agreement between BlackRock and BIL with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Advisory Agreements were fair and reasonable and in the best interest

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
of the Fund and its shareholders. In arriving at its decision to approve the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent
Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2021
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
74 RICs consisting of 101 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
74 RICs consisting of 101 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
74 RICs consisting of 101 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
74 RICs consisting of 101 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
76 RICs consisting of 103 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
74 RICs consisting of 101 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
74 RICs consisting of 101 Portfolios The Boeing Company
since 2021
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
74 RICs consisting of 101 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
74 RICs consisting of 101 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
76 RICs consisting of 103 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
76 RICs consisting of 103 Portfolios None
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
104 RICs consisting of 255 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
106 RICs consisting of 257 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Trustee of the Trust. Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Trustee of the Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-9/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable High Yield Bond Fund	$74,336	N/A	$0	$0	$23,000	N/A	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable High Yield Bond Fund	$23,000	N/A

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: December 3, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: December 3, 2021